Income Taxes (Tables)	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Components of Pretax Income

The components of pretax income for the years ended December 31, 2010, 2011 and 2012 were as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Domestic	$3,877	$26,623	$38,595
Foreign	—	1,840	3,758

Total	$3,877	$28,463	$42,353

Components of Provision for Income Tax

The components of the provision for income taxes attributable to continuing operations are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Current:
Federal	$200	$8,848	$14,773
State	88	507	836
Foreign	—	943	2,546
Deferred:
Federal	1,064	1,604	(550)
State	181	55	—
Foreign	—	(455)	(1,245)

Total provision for income taxes	$1,533	$11,502	$16,360

Reconciliation of Expected Income Tax Amount Computed by Applying Statutory Federal Income Tax Rate To Income Before Income Taxes

Our provision for income taxes attributable to continuing operations differs from the expected tax expense amount computed by applying the statutory federal income tax rate of 34%, 35% and 35%, respectively, to income before income taxes as a result of the following (in thousands):

	Year Ended December 31,
	2010	2011	2012
Tax at U.S. statutory rate	$1,318	$9,962	$14,824
State tax provision, net of federal benefit	208	330	543
Permanent differences and other	7	1,210	993

Income tax provision	$1,533	$11,502	$16,360

Significant Components of Deferred Taxes

purposes and the amounts used for income tax purposes. Significant components of deferred taxes are as follows (in thousands):

	2011	2012
Deferred tax assets:
Current deferred tax assets
Reserves and allowances	$97	$309
Accrued expenses and deferred rent	29	21

Net current deferred tax assets	126	330
Noncurrent deferred tax assets
Deferred rent and other	245	663
Deferred tax liabilities:
Noncurrent deferred tax liabilities
Property and equipment	(740)	(1,022)
Intangibles	(5,735)	(6,272)
Other	(38)	—

Total noncurrent deferred tax liabilities	(6,513)	(7,294)

Net noncurrent deferred tax liability	(6,268)	(6,631)

Net deferred tax liability	$(6,142)	$(6,301)